Label	Element	Value
Commercial Bank [Member]
Goodwill	us-gaap_Goodwill	$ 933,000,000
Goodwill	us-gaap_Goodwill	933,000,000
Goodwill	us-gaap_Goodwill	933,000,000
Consumer Bank [Member]
Goodwill	us-gaap_Goodwill	1,819,000,000
Goodwill	us-gaap_Goodwill	1,819,000,000
Goodwill	us-gaap_Goodwill	$ 1,819,000,000